Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Fee And Commission Income Expense Tables Explanatory
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Underwriting fees 579 1,463 1,085
M&A and corporate finance fees 804 1,102 736
Brokerage fees 3,484 4,382 4,132
Investment fund fees 4,942 5,790 5,289
Portfolio management and related services 9,059 9,762 8,009
Other 1,920 1,874 1,710
Total fee and commission

income
1
20,789 24,372 20,961
of which: recurring 14,229 15,410 13,009
of which: transaction-based 6,492 8,692 7,491
of which: performance-based 68 269 461
Fee and commission expense 1,823 1,985 1,775
Net fee and commission income 18,966 22,387 19,186
1 For the

year ended 31

December 2022,

reflects third-party

fee and commission

income of

USD
12,990
m for Global

Wealth Management,

USD
1,654
m for Personal

& Corporate

Banking, USD
2,840 m for Asset
Management, USD 3,296
m for the Investment Bank and

USD
10
m for Group Functions (for

the year ended 31 December

2021: USD
14,545
m for Global

Wealth Management, USD
1,644 m for Personal & Corporate
Banking, USD 3,337
m for

Asset Management,

USD
4,814
m for

the Investment

Bank and

USD
33
m for

Group Functions;

for the

year

ended 31

December 2020:

USD
12,475
m for

Global

Wealth Management,
USD 1,426
m for Personal & Corporate

Banking, USD
3,129 m for Asset Management, USD 3,882
m for the Investment Bank and

USD
49 m for Group Functions).

UBS AG
Entity [Table]
Disclosure Of Fee And Commission Income Expense Tables Explanatory
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Underwriting fees 633 1,512 1,104
M&A and corporate finance fees 804 1,102 736
Brokerage fees 3,487 4,383 4,132
Investment fund fees 4,942 5,790 5,289
Portfolio management and related services 9,059 9,762 8,009
Other 1,921 1,874 1,712
Total fee and commission

income
1
20,846 24,422 20,982
of which: recurring 14,229 15,410 13,010
of which: transaction-based 6,550 8,743 7,512
of which: performance-based 68 269 461
Fee and commission expense 1,823 1,985 1,775
Net fee and commission income 19,023 22,438 19,207
1 For the

year ended 31

December 2022,

reflects third-party

fee and commission

income of

USD
12,990
m for Global

Wealth Management,

USD
1,657
m for Personal

& Corporate

Banking, USD
2,840 m for Asset
Management, USD 3,350
m for the Investment Bank and

USD
10
m for Group Functions (for

the year ended 31 December

2021: USD
14,545
m for Global

Wealth Management, USD
1,645 m for Personal & Corporate
Banking, USD 3,337
m for

Asset Management,

USD
4,863
m for

the Investment

Bank and

USD
33
m for

Group Functions;

for the

year

ended 31

December 2020:

USD
12,475
m for

Global

Wealth Management,
USD 1,427
m for Personal & Corporate

Banking, USD
3,129 m for Asset Management, USD 3,901
m for the Investment Bank and

USD
50 m for Group Functions).